INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
PBF Holding is a limited liability company treated as a "flow-through" entity for income tax purposes. Accordingly, there is generally no benefit or provision for federal or state income tax in the PBF Holding financial statements apart from the income tax attributable to two subsidiaries acquired in connection with the acquisition of Chalmette Refining in the fourth quarter of 2015 and its wholly-owned Canadian subsidiary, PBF Energy Limited ("PBF Ltd."). The two subsidiaries acquired in connection with the Chalmette Acquisition are treated as C-Corporations for income tax purposes.
The two acquired subsidiaries incurred $348 and $1,512 of current income tax expense for the three and nine months ended September 30, 2016, respectively. For the three months ended September 30, 2016, PBF Holding incurred a current tax expense and deferred tax expense in its income statement of $41 and $1,902, respectively, attributable to PBF Ltd. For the nine months ended September 30, 2016, PBF Holding incurred a current tax benefit and deferred tax expense in its income statement of $38 and $27,813, respectively, attributable to PBF Ltd. During the preparation of the financial statements for the first quarter of 2016, management determined that the deferred income tax liabilities for PBF Ltd. were understated for prior periods. As of and for the three months ended March 31, 2016, the Company incurred $30,602 of deferred tax expense and $121 of current tax expense relating to a correction of prior periods which increased the recorded deferred and current tax liabilities by $30,602 and $121, respectively. This correction of prior periods did not impact the results for the third quarter of 2016.

INCOME TAXES
PBF Holding is a limited liability company treated as a “flow-through” entity for income tax purposes. Accordingly, there is no benefit or provision for federal or state income tax in the PBF Holding financial statements apart from the income tax attributable to two subsidiaries of Chalmette Refining that are treated as C-Corporations for income tax purposes. These two subsidiaries incurred $648 of income taxes for the period from their acquisition on November 1, 2015 through December 31, 2015.